Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Debt Disclosure [Abstract]
2021	¥ 579,065
2022	352,497
2023	350,778
2024	255,482
2025	247,876
Thereafter	1,941,570
Total	¥ 3,727,268